Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Sales	$ 96,944	$ 11,490	$ 193,229	$ 11,490	$ 11,490		$ 11,490	$ 204,719
Contract Income	60,000		60,000					60,000
License Fee Income	25,000		25,000					25,000
Consulting Income			40,000					40,000
Total Revenues	181,944	11,490	318,229	11,490				329,719
Cost of Goods Sold	(130,423)	(11,005)	(206,327)	(11,005)	(69,940)		(69,940)	(276,267)
Gross Loss	51,521	485	111,902	485	(58,450)		(58,450)	53,452
Operating Expenses
Professional fees	199,007	117,336	442,251	505,269	713,883	27,930	1,083,147	1,525,398
Research and development costs	16,211		58,711	17,649,999	17,649,999		17,649,999	17,708,710
Contribution Expense		100,000	100	100,000	100,000		100,000	100,100
Salary Expense	247,783	109,999	817,311	109,999				823,397
General and administrative	183,521	134,215	549,187	142,218	545,197	11,379	597,743	1,140,844
Total Operating Expenses	646,522	461,550	1,867,560	18,507,485	19,009,079	39,309	19,430,889	21,298,449
Loss from Operations	(595,001)	(461,065)	(1,755,658)	(18,507,000)	(19,067,529)	(39,309)	(19,489,339)	(21,244,997)
Other Expenses
Interest Income	1,130	497	2,817	497	1,693		1,693	4,510
Interest Expense		(1,750)	(60)	(64,574)	(64,780)	(25,513)	(106,411)	(106,471)
Total Other Income/(Expense)	1,130	(1,253)	2,757	(64,077)	(63,087)	(25,513)	(104,718)	(101,961)
Loss from Operations Before Income Taxes	(593,871)	(462,318)	(1,752,901)	(18,571,077)	(19,130,616)	(64,822)	(19,594,057)	(21,346,958)
Provision for income taxes
NET LOSS	$ (593,871)	$ (462,318)	$ (1,752,901)	$ (18,571,077)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (21,346,958)
Net Loss Per Share - Basic and Diluted	$ (0.06)	$ (0.04)	$ (0.16)	$ (2.17)	$ (2.03)	$ (0.01)
Weighted average number of shares outstanding during the year - Basic and Diluted	10,656,258	11,337,610	10,868,745	8,546,287	9,432,466	6,886,336